SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

	March 31, 2015	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash	$753,938	$753,938	$-	$-
Money Market funds, included in cash equivalents	$8,250,806	$8,250,806	$-	$-
Marketable securities – U.S. Treasuries	$2,002,730	$2,002,730	$-	$-
Liabilities
Derivative liabilities	$11,448,918	$-	$-	$11,448,918

	December 31, 2014	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash	$211,329	$211,329	$-	$-
Money Market funds, included in cash equivalents	$10,248,788	$10,248,788	$-	$-
Marketable securities – U.S. Treasuries	$3,010,119	$3,010,119	$-	$-
Liabilities
Derivative liabilities	$16,118,802	$-	$-	$16,118,802

	December 31, 2014	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash	$211,329	$211,329	$-	$-
Money Market funds, included in cash equivalents	$10,248,788	$10,248,788	$-	$-
Marketable securities – U.S. Treasuries	$3,010,119	$3,010,119	$-	$-
Liabilities
Derivative liabilities	$16,118,802	$-	$-	$16,118,802

	December 31, 2013	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$263,910	$263,910	$-	$-
Liabilities
Derivative liabilities	$41,466	$-	$-	$41,466

Schedule of Warrant Liabilities
Balance at December 31, 2014	$16,118,802
Change in fair value	(4,669,884)
Balance at March 31, 2015	$11,448,918

Balance at December 31, 2013	$41,466
Warrants granted with PPO at July 31, 2014	16,261,784
Change in fair value	(184,448)
Balance at December 31, 2014	$16,118,802

Schedule of Estimated Useful Lives
Lab equipment	5 years
Computer equipment and software	3 years
Furniture	3 years
Leasehold improvements	Shorter of useful life or life of the lease

Lab equipment	5 years
Computer equipment and software	3 years
Furniture	3 years
Leasehold improvements	Shorter of useful life or life of the lease